CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (12,058,486)	$ (10,900,606)	$ 845,331
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	272,275	310,940	387,779
Gain from disposal of property and equipment	(6,230)	(41)	0
Amortization of right-of-use assets	169,897	176,299	221,924
Allowance for (net recovery of) credit losses and doubtful accounts	2,614,551	1,758,927	(175,819)
Provision (reversal) of inventory reserve	2,245	(1,559)	(2,352)
Stock-based compensation	1,493,208	2,672,450	0
Issuance of Class A Ordinary Share for services	4,936,667	3,643,333	0
Deferred income tax provision (benefit)	(682)	48,979	(2,530)
Accrued interest income	(34,832)	(78,001)	0
(Gain) loss on derivative liabilities	(682,848)	356,134	0
Amortization of debt issuance cost	562,330	230,700	0
Accrued interest expense for convertible note payable	125,972	70,247	0
Accrued interest expense for promissory note payable	14,864	0	0
Accrued interest expense for long-term loan	52	0	0
Debt restructuring loss	0	79,983	0
Changes in operating assets and liabilities:
Accounts receivable	(1,650,257)	137,440	674,111
Accounts receivable-related parties, net	227,416	(17,059)	363,896
Inventories	(370,747)	155,901	235,154
Advance to vendors	(1,514,023)	(602,900)	144,178
Advance to vendors-related parties	(118,064)	189,822	407,932
Prepaid expenses and other current assets	(1,720)	(220,704)	(172,823)
Long-term accounts receivable	(832)	16,675	110,104
Finance receivables	19,167	72,070	100,258
Other non-current assets	0	8,317	128,170
Accounts payable	297,156	92,155	(721,380)
Accounts payable-related parties	(65,629)	139,672	(7,750)
Deferred revenue	174,682	405,770	43,095
Payroll payable	104,651	62,377	(97,864)
Taxes payable	29,774	(49,323)	(1,025)
Accrued expenses and other current liabilities	(42,177)	129,082	(90,163)
Operating lease liabilities	(173,391)	(164,194)	(169,808)
Other long-term payable	0	(6,318)	0
Net cash (used in) provided by operating activities	(5,675,011)	(1,283,432)	2,220,418
Cash flows from investing activities:
Purchase of property and equipment	(137,533)	(98,237)	(55,216)
Proceeds from disposal of property and equipment	7,040	0	0
(Payment made for) collection received from short-term loans to third parties	(349,538)	204,629	(1,170,183)
(Payment made for) collection received from long-term loans to third parties	0	(484,496)	13,565
Purchase of short-term investments	(1,337,570)	(1,940,158)	(3,019,257)
Redemption of short-term investments	3,168,165	0	2,656,228
Collections received from (payments made to) related parties	47,641	(2,844,952)	(42,078)
Net cash provided by (used in) investing activities	1,398,205	(5,163,214)	(1,616,941)
Cash flows from financing activities:
Proceeds from short-term bank loan	174,588	138,566	6,990
Repayment of short-term bank loan	(140,797)	0	(146,791)
Proceeds from long-term loan	21,120	0	0
Proceeds received from issuance of Class A ordinary share	0	0	458,341
Net proceeds from initial public offerings, net of issuance costs	0	4,436,973	0
Net proceeds from issuance of convertible note	0	4,206,970	0
Repayment of convertible note	(1,350,000)	0	0
Net proceeds from issuance of promissory note payable	1,300,000	0	0
Refund of capital contribution - capital reduction	0	(179,185)	(98,220)
Capital contribution	12,325	5,304	0
Payments made for deferred offering costs	0	(183,071)	(6,527)
Proceeds from (repayments of) loans from related parties	241,976	253,427	(163,362)
Net cash provided by financing activities	259,212	8,678,984	50,431
Effect of changes of foreign exchange rates on cash, cash equivalents and restricted cash	194,683	5,999	(241,643)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,822,911)	2,238,337	412,265
Cash, cash equivalents and restricted cash, beginning of year	7,600,438	5,362,101	4,949,836
Cash, cash equivalents and restricted cash, end of year	3,777,527	7,600,438	5,362,101
Reconciliation of cash, cash equivalents and restricted cash, beginning of year
Cash and cash equivalents	7,600,300	5,362,101	4,949,836
Restricted cash	138	0	0
Cash, cash equivalents and restricted cash, beginning of year	7,600,438	5,362,101	4,949,836
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash and cash equivalents	3,777,382	7,600,300	5,362,101
Restricted cash	145	138	0
Supplemental disclosure of cash flow information
Cash paid for income tax	54,372	97,068	115,933
Cash paid for interest	4,767	163	774
Supplemental non-cash activities:
Right of use assets obtained in exchange for operating lease liabilities	83,579	409,444	223,681
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	71,621	143,756	60,137
Deferred IPO cost offset with additional paid-in capital	0	613,169	0
Conversion of convertible notes and related accrued interest into Class A ordinary shares	$ 2,800,908	$ 439,575	$ 0